EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period				10/1/11-10/31/11
Determination Date				11/9/2011
Distribution Date				11/15/2011

Pool Balance

1 .	Pool Balance on the close of the last day of the preceding Collection Period			$393,057,993.95
2 .	Collections allocable to Principal			$13,608,308.63
3 .	Purchase Amount allocable to Principal			$0.00
4 .	Defaulted Receivables			$516,989.00

5 .	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$378,932,696.32

6 .	Total number of Receivables outstanding on the close of the last day of the related Collection Period			30,627

7 .	Initial Pool Balance			$650,000,000.99

8 .	Note Balances	Beginning of Period		End of Period
	a. Class A-1 Note Balance	$0.00		$0.00
	b. Class A-2 Note Balance	$4,162,124.04		$0.00
	c. Class A-3 Note Balance	$249,000,000.00		$239,248,705.88
	d. Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
	e. Class B Note Balance	$43,875,000.00		$43,875,000.00
	f. Class C Note Balance	$8,125,000.00		$8,125,000.00

	g. Note Balance (sum a - f)	$387,162,124.04		$373,248,705.88

9 .	Pool Factors

	a. Class A-1 Note Pool Factor	0.0000000		0.0000000
	b. Class A-2 Note Pool Factor	0.0346844		0.0000000
	c. Class A-3 Note Pool Factor	1.0000000		0.9608382
	d. Class A-4 Note Pool Factor	1.0000000		1.0000000
	e. Class B Note Pool Factor	1.0000000		1.0000000
	f. Class C Note Pool Factor	1.0000000		1.0000000

	g. Note Pool Factor	0.5956340		0.5742288

10 .	Overcollateralization Target Amount			$5,683,990.44
11 .	Current overcollateralization amount (Pool Balance - Note Balance)			$5,683,990.44
12 .	Weighted Average Coupon		%	9.54%
13 .	Weighted Average Original Term		months	65.47
14 .	Weighted Average Remaining Term		months	46.41

Collections

15 .	Finance Charges:
	a. Collections allocable to Finance Charge			$3,187,060.34
	b. Liquidation Proceeds allocable to Finance Charge			$535.26
	c. Purchase Amount allocable to Finance Charge			$0.00

	d. Available Finance Charge Collections (sum a - c)			$3,187,595.60

16 .	Principal:
	a. Collections allocable to Principal			$13,608,308.63
	b. Liquidation Proceeds allocable to Principal			$277,217.87
	c. Purchase Amount allocable to Principal			$0.00

	d. Available Principal Collections (sum a - c)			$13,885,526.50

17 .	Total Finance Charge and Principal Collections (15d+16d)			$17,073,122.10
18 .	Interest Income from Collection Account			$1,426.00
19 .	Simple Interest Advances			$0.00

20 .	Available Collections (Ln17+18+19)	$17,074,548.10

Available Funds

21 .	Available Collections	$17,074,548.10
22 .	Reserve Account Draw Amount	$0.00

23 .	Available Funds	$17,074,548.10

Application of Available Funds

24 .	Servicing Fee
	a. Monthly Servicing Fee	$327,548.33
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$327,548.33

	d. Shortfall Amount (a + b - c)	$0.00

25 .	Unreimbursed Servicer Advances	$0.00

26 .	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00

	e. Shortfall Amount (a + b + c - d)	$0.00

27 .	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d. Total Class A-1 Note Interest (sum a - c)	$0.00

	e. Class A-2 Monthly Interest	$3,190.96
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h. Total Class A-2 Note Interest (sum e - g)	$3,190.96

	i. Class A-3 Monthly Interest	$292,575.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l. Total Class A-3 Note Interest (sum i - k)	$292,575.00

	m. Class A-4 Monthly Interest	$139,400.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p. Total Class A-4 Note Interest (sum m - o)	$139,400.00

28 .	Priority Principal Distributable Amount	$0.00

29 .	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$144,787.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d. Total Class B Note Interest (sum a - c)	$144,787.50

30 .	Secondary Principal Distributable Amount	$104,427.72

31 .	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$35,072.92
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d. Total Class C Note Interest (sum a - c)	$35,072.92

32 .	Tertiary Principal Distributable Amount	$8,125,000.00

33 .	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))	$9,174,502.43

34 .	Reserve Account Deficiency	$0.00

35 .	Regular Principal Distributable Amount	$5,683,990.44

36 .	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37 .	Additional Servicing Fees, if any	$0.00

38 .	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

39 .	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,187,595.60
	b. Total Daily Deposits of Principal Collections	$13,885,526.50
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,426.00

	e. Total Deposits to Collection Account (sum a - d)	$17,074,548.10

40 .	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$327,548.33
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,528,444.54
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,216,055.23

	f. Total Withdrawals from Collection Account (sum a - e)	$17,074,548.10

Note Payment Account Activity

41 .	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$3,190.96
	c. Class A-3 Interest Distribution	$292,575.00
	d. Class A-4 Interest Distribution	$139,400.00
	e. Class B Interest Distribution	$144,787.50
	f. Class C Interest Distribution	$35,072.92

	g. Class A-1 Principal Distribution	$0.00
	h. Class A-2 Principal Distribution	$4,162,124.04
	i. Class A-3 Principal Distribution	$9,751,294.12
	j. Class A-4 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00

	m. Total Deposits to Note Payment Account (sum a - l)	$14,528,444.54

42 .	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$4,165,315.00
	c. Class A-3 Distribution	$10,043,869.12
	d. Class A-4 Distribution	$139,400.00
	e. Class B Distribution	$144,787.50
	f. Class C Distribution	$35,072.92

	g. Total Withdrawals from Note Payment Account (sum a - f)	$14,528,444.54

Certificate Payment Account Activity

43 .	Deposits
	a. Excess Collections	$2,216,055.23
	b. Reserve Account surplus (Ln 53)	$156.85

	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,216,212.08

44 .	Withdrawals
	a. Certificateholder Distribution	$2,216,212.08

	b. Total Withdrawals from Certificate Payment Account	$2,216,212.08

Required Reserve Account Amount

45 .	Lesser of: (a or b)
	a. $1,625,000.00	$1,625,000.00
	b. Note Balance	$373,248,705.88

46 .	Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

47 .	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48 .	Investment Earnings		$156.85
49 .	Reserve Account Draw Amount		$0.00

50 .	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,156.85
51 .	Deposit from Available Funds (Ln 40d)		$0.00
52 .	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53 .	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$156.85

54 .	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55 .	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56 .	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
57 .	Amount to be paid to Servicer from the Collection Account		$327,548.33
58 .	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
59 .	Amount to be deposited from the Collection Account into the Note Payment Account		$14,528,444.54
60 .	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,216,055.23
61 .	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
62 .	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Certificate Payment Account for payment to the Certificateholder,
	if no unfunded Regular Principal distributable amount exists		$156.85
63 .	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
64 .	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$4,165,315.00
65 .	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$10,043,869.12
66 .	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$139,400.00
67 .	Amount to be paid to Class B Noteholders from the Note Payment Account		$144,787.50
68 .	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,072.92
69 .	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,216,212.08

Net Loss and Delinquency Activity

70 .	Net Losses with respect to preceding Collection Period		$239,235.87
71 .	Cumulative Net Losses		$3,118,882.91
72 .	Cumulative Net Loss Percentage		0.4798%

73 .	Delinquency Analysis	Number of Loans	Principal Balance
	a. 31 to 60 days past due	556	$7,152,180.99
	b. 61 to 90 days past due	146	$1,715,830.34
	c. 91 or more days past due	64	$727,222.84

	d. Total Past Due (sum a-c)	766	9,595,234.17

Servicer Covenant

74 .	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
75 .	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer